NOTE 6: ACQUISITION OF KAI MEDICAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Final purchase price allocation
Assets Acquired	$
Cash	9,826
Accounts receivable	1,314
Prepaid	8,002
Property and equipment	1,422,819
Intangible asset	245,000
1,686,961

Liabilities Assumed
Accounts payable and accrued liabilities	406,528
Loan payable	1,139,577
Lease liability	294,669
Disaster loan	59,846
PPP loan	77,028
Net assets at fair value, as at October 5, 2020	(290,687)

Consideration
Fair value of 500,000 stock options issued	10,025
Fair value of 500,000 warrants issued	10,025
Total Consideration	20,050

Goodwill	310,737

Lease liability assumptions
	Lease 1	Lease 2	Lease 3	Lease 4
Remaining term (months)	20	5	55	55
Monthly payments	$3,050 to $3,250	$2,850	$2,554	$2,041
Incremental borrowing rate	5.5%	5.5%	5.5%	5.5%
Fair value on acquisition	$60,145	$14,039	$122,536	$97,949